STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of Consolidated Financial Statements
		Percentage	Functional
Entity	Country	of ownership	currency
Tower One Wireless Corp. ("Tower One")	Canada	Parent	Canadian dollar
Tower Two SAS ("Tower Two")	Argentina	100%	Argentine Peso
Tower Three SAS ("Tower Three")	Colombia	100%	Colombian Peso
Tower 3 SA ("Tower 3")	Argentina	100%	Argentine Peso
Innervision SAS ("Innervision")	Colombia	100%	Colombian Peso
Evolution Technology SA ("Evolution")	Argentina	65%	Argentine Peso
Tower Construction & Technical Services, LLC ("TCTS")	USA	50%	US dollar
Tower One Wireless Mexico S.A. de C.V. ("Mexmaken")	Mexico	90%	Mexican Peso